Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Revenue [Abstract]
Schedule of deferred revenue
	As of December 31,
	2020	2019

Advance from member services	$231,182	$579,935
Advance from enterprise services	19,127	3,585
Total	$250,309	$583,520